Other reserves - Schedule of Other Reserves (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Merger reserve
At 1 January and 31 December	£ 6,348	£ 6,348	£ 6,348	£ 6,348
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income
At 1 January	(249)	(322)	(393)
Movements recognised in other comprehensive income	160	73	71
At 31 December	(89)	(249)	(322)
Cash flow hedging reserve
At 1 January	(3,568)	(3,554)	(5,168)
Movements recognised in other comprehensive income	1,541	(14)	1,614
At 31 December	(2,027)	(3,568)	(3,554)
Foreign currency translation reserve
At 1 January	(142)	(77)	(44)
Movements recognised in other comprehensive income	70	(65)	(33)
At 31 December	(72)	(142)	(77)
Other reserves	£ 4,160	£ 2,389	£ 2,395